SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Property, Plant and Equipment, Estimated Useful Life	3 years
Impairment of long-lived assets				$ 919	$ 919	$ 919
Stock split ratio				181
Patents [Member]
Intangible Assets Estimated Useful Life			20 years
Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life			3 years
Minimum [Member] | Patents [Member]
Property, Plant and Equipment, Estimated Useful Life	10 years
Intangible Assets Estimated Useful Life			10 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment, Estimated Useful Life	3 years
Intangible Assets Estimated Useful Life			3 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life			3 years
Maximum [Member] | Patents [Member]
Property, Plant and Equipment, Estimated Useful Life	20 years
Intangible Assets Estimated Useful Life			20 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment, Estimated Useful Life	10 years
Intangible Assets Estimated Useful Life			10 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life			5 years